Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 979,724	$ 966,695	$ 966,009	$ 954,727	$ 940,656	$ 930,133	$ 925,935	$ 921,505	$ 3,867,155	$ 3,718,229	$ 3,643,538
Operating income	132,047	129,912	133,781	121,593	118,497	124,962	120,147	119,535	517,333	483,141	515,948
Net income	$ 107,209	$ 119,264	$ 112,560	$ 97,793	$ 95,709	$ 105,060	$ 107,720	$ 100,842	$ 436,826	$ 409,331	$ 446,163
Basic earnings per share	$ 0.74	$ 0.82	$ 0.77	$ 0.67	$ 0.65	$ 0.71	$ 0.72	$ 0.67	$ 2.99	$ 2.74	$ 2.89
Diluted earnings per share	$ 0.73	$ 0.81	$ 0.76	$ 0.66	$ 0.64	$ 0.70	$ 0.71	$ 0.66	$ 2.96	$ 2.71	$ 2.85